Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Dec. 08, 2022	Jan. 31, 2022
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 7.5		$ 76.8
Insurance contracts	150.5	$ 155.1	1.3
Other	69.3		61.9
Total	267.6		292.9
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	15.9		58.2
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 24.4		$ 94.7